Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Information

3. Supplemental Cash Flow Information

Non-cash investing activities include $8.2 million, $1.5 million and $5.4 million related to mergers and exchanges completed with equity securities and modifications of certain mortgage loans in 2018, 2017 and 2016, respectively.

Liabilities for collateral received in conjunction with the Company’s securities lending program were $69.8 million, $59.1 million and $61.0 million as of December 31, 2018, 2017 and 2016, respectively, and are reported in other liabilities and accrued expenses. The accompanying cash flows are included in cash flows from operating activities in the Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ in thousands)	2018	2017	2016
Net change in proceeds managed
Net change in short-term investments	$(10,721)	$1,864	$38,737

Operating cash flow (used) provided	$(10,721)	$1,864	$38,737

Net change in liabilities
Liabilities for collateral, beginning of year	$(59,067)	$(60,931)	$(99,668)
Liabilities for collateral, end of year	(69,788)	(59,067)	(60,931)

Operating cash flow provided (used)	$10,721	$(1,864)	$(38,737)